Capital leases (Details 1) - Capital Lease Obligations [Member] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
2016	$ 27,617,130
Total minimum lease payments	27,617,130
Less amount representing interest	(519,782)
Current portion of deferred finance fees	(325,437)	$ (81,905)
Net minimum lease payments	$ 26,771,911